Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		3.22%	7.53%	4.62%
PGIM Real Assets Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		7.49%	7.96%	4.44%
PGIM Real Assets Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		9.65%	9.11%	5.55%
PGIM Real Assets Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		9.84%	9.24%	5.66%
Without Sales Load [Member] | PGIM Real Assets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		9.23%	8.76%	5.21%
Without Sales Load [Member] | PGIM Real Assets Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		8.49%	7.96%	4.44%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	6.16%	(0.24%)	1.90%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	7.11%	6.59%	4.09%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent		6.06%	1.63%	3.02%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Index (ND) (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%).